Fair Value Measurements (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value at the beginning of the period	$ 6,991	$ 35,656
Settlements		(4,994)
Change in fair value recognized in earnings	$ 727	(23,671)
Fair value at the end of the period	$ 7,718	$ 6,991